Trade receivables (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of financial assets [line items]
Open accounts | ₪			₪ 120,700	₪ 124,482
Credit cards | ₪			161	64
Checks receivables | ₪			17,468	15,087
Less - provision for return of goods | ₪			(5,131)	(3,394)
Less - estimated credit loss | ₪			(1,897)	(3,200)
Total Trade receivables | ₪			₪ 131,301	₪ 133,039
US Dollars [Member]
Disclosure of financial assets [line items]
Open accounts | $		$ 37,543
Credit cards | $		51
Checks receivables | $		5,433
Less - provision for return of goods | $		(1,595)
Less - estimated credit loss | $		(592)
Total Trade receivables | $	[1]	$ 40,840

[1]	Convenience Translation into US Dollars.